UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5160

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	5/31/08

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
23	Notes to Financial Statements
29	Report of Independent Registered
Public Accounting Firm
30	Important Tax Information
31	Board Members Information
34	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus New York
AMT-Free Municipal
Money Market Fund

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus New York AMT-Free Municipal Money Market Fund, covering the 12-month period from June 1, 2007, through May 31, 2008.

Although the U.S. economy has teetered on the brink of recession and the financial markets have encountered heightened volatility in an ongoing credit crisis, we recently have seen signs of potential improve-ment.The Federal Reserve Board’s aggressive easing of monetary policy and innovative measures to inject liquidity into the banking system appear to have reassured many investors and economists.At Dreyfus, we believe that the current economic downturn is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual and prolonged as financial deleveraging and housing price deflation continue to weigh on economic activity.

The Fed has aggressively reduced the overnight rate by 325 basis points — to 2% as of this reporting period — which has resulted in lower yields for virtually all true money market instruments. In addition, volatility in the stock and bond markets also has allowed the money markets to maintain record levels of demand, since money market funds are obligated under strict regulations to seek preservation of capital as their main function.Your financial advisor can help you assess current risks and your need for liquidity and take advantage of potential opportunities in other asset classes given your individual needs and financial goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2007, through May 31, 2008, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended May 31, 2008, Dreyfus New York AMT-Free Municipal Money Market Fund produced a yield of 2.58% . Taking into account the effects of compounding, the fund produced an effective yield of 2.61% ..1

Tax-exempt money market instruments were primarily influenced by lower short-term interest rates during the reporting period, as the Federal Reserve Board (the “Fed”) took aggressive action to stimulate economic growth and promote liquidity in the midst of a credit crisis.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The fund also seeks to provide income exempt from the federal Alternative Minimum Tax (“AMT”).

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high-quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which generally are issued with maturities in the one-year range, may in turn lengthen the fund’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Credit and Economic Woes Hurt Investor Sentiment

Economic conditions deteriorated during much of the reporting period as a result of sustained weakness in U.S. housing markets and soaring food and energy costs. Moreover, a credit crisis originating in the sub-prime mortgage market spread to other asset classes, causing investors to flock to the relative safety of U.S.Treasury securities and money market funds and sparking price dislocations in longer-term fixed-income markets.

The Fed attempted to address the downturn in the economy and credit markets by injecting liquidity into the banking system and, in September 2007, cutting the federal funds rate from 5.25% to 4.75%, the first such reduction in more than four years. However, more disappointing economic data and news of massive sub-prime related losses by major financial institutions led to renewed fixed-income market turbulence,and the Fed responded with additional rate cuts in October and December.

Additional evidence of economic weakness accumulated over the first several months of 2008, including the first monthly job losses in more than four years.The Fed took particularly aggressive action in late January, easing the federal funds rate by 125 basis points in two moves.Additional reductions of 75 basis points in March and 25 basis points in April left the federal funds rate at just 2% by the end of the reporting period.

Assets Flowed into Tax-Exempt Money Market Funds

Although tax-exempt money market yields declined along with short-term interest rates, a record level of assets flowed into municipal money market funds from risk-averse investors. Early in the reporting period, rising demand was met with an ample supply of short-term variable-rate demand notes and tender option bonds driving tax-exempt money market yields higher, at times, than those of longer-dated municipal notes. However, unrelenting investor demand later began to overwhelm supply, putting downward pressure on short-term yields.

The fiscal conditions of most New York issuers remained sound during the reporting period, but the economic downturn and layoffs on Wall Street are widely expected to result in renewed budget pressures for New York state and New York city.

Maintaining a Conservative Investment Posture

We generally maintained a cautious investment approach, as always, investing exclusively in instruments that have been reviewed and approved by our credit analysts. In some cases, these research efforts identified municipal money market instruments that, in our judgment, were punished too severely in the downturn and represented attractive values. We have attempted to stagger the maturities of the fund’s holdings to help cushion market volatility and guard against unexpected changes in interest rates.

Over much of the reporting period, we set the fund’s weighted average maturity in a range that was longer than industry averages in an effort to capture higher yields for as long as we deemed practical while interest rates fell. However, due to intensifying inflation concerns, it appears that the Fed’s interest-rate reductions may be complete for now. Therefore, we recently reduced the fund’s weighted average maturity to a range that is in line with industry averages.

June 16, 2008

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for
non-NewYork residents.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York AMT-Free Municipal Money Market Fund from December 1, 2007 to May 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2008

Expenses paid per $1,000 †	$ 3.27
Ending value (after expenses)	$1,010.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2008

Expenses paid per $1,000 †	$ 3.29
Ending value (after expenses)	$1,021.75

† Expenses are equal to the fund’s annualized expense ratio of .65%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2008

Short-Term	Coupon	Maturity	Principal
Investments—102.2%	Rate (%)	Date	Amount ($)	Value ($)

Albany Industrial Development
Agency, Civic Facility Revenue
(Albany College of Pharmacy
Project) (LOC; TD Banknorth NA)	1.60	6/7/08	1,830,000 [a]	1,830,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Bank)	1.77	6/7/08	2,900,000 [a]	2,900,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation—Empire Commons
East Project) (Insured; AMBAC
and Liquidity Facility; Key Bank)	3.90	6/7/08	1,000,000 [a]	1,000,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation—Empire Commons
North Project) (Insured; AMBAC
and Liquidity Facility; Key Bank)	3.90	6/7/08	800,000 [a]	800,000
Allegany County Industrial
Development Agency, Civic
Facility Revenue (Houghton
College Project) (LOC; Key Bank)	1.74	6/7/08	4,300,000 [a]	4,300,000
Amsterdam Enlarged City School
District, GO Notes, BAN	4.00	7/3/08	1,000,000	1,000,210
Avoca Central School District,
GO Notes, BAN	4.00	6/26/08	1,700,000	1,700,224
Cazenovia Central School District,
GO Notes, BAN	2.75	6/5/09	1,650,288 [b]	1,661,592
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy Project)
(LOC; Key Bank)	1.74	6/7/08	895,000 [a]	895,000
Cincinnatus Central School
District, GO Notes, BAN	4.00	6/18/08	3,000,000	3,000,334

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	1.70	6/7/08	1,800,000 [a]	1,800,000
East Hampton,
GO Notes, BAN	2.00	6/4/09	1,400,000 [b]	1,402,744
Erie County Industrial Development
Agency, Civic Facility Revenue
(Community Services Disabled
Project) (LOC; Key Bank)	1.74	6/7/08	2,610,000 [a]	2,610,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(DePaul Community Facilities
Inc. Project) (LOC; Key Bank)	1.74	6/7/08	1,200,000 [a]	1,200,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(Every Person Influences
Children, Inc. Project)
(LOC; Fifth Third Bank)	1.69	6/7/08	1,265,000 [a]	1,265,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(People Inc. Project)
(LOC; Key Bank)	1.74	6/7/08	2,110,000 [a]	2,110,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(United Cerebral Palsy Association
Project) (LOC; Key Bank)	1.74	6/7/08	625,000 [a]	625,000
Glens Falls City School District,
GO Notes, RAN	4.25	6/18/08	1,000,000	1,000,223
Grand Central District Management
Association, Inc., Grand
Central Business Improvement
District, Revenue, Refunding
(Capital Improvement)	5.00	1/1/09	125,000	126,568
Greater Southern Tier Board of
Cooperative Educational
Services Sole Supervisory
District in the Counties of
Steuben, Allegany, Schuyler,
Chemung and Tioga, RAN	3.25	6/30/08	3,400,000	3,405,269

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Hamburg Central School District,
GO Notes, BAN	4.25	7/3/08	2,100,000	2,100,794
Herkimer County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project)
(LOC; Key Bank)	1.74	6/7/08	1,620,000 [a]	1,620,000
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC
and Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.64	6/7/08	13,800,000 [a,c]	13,800,000
Lakeland Central School District
of Shrub Oak, GO Notes
(Insured; FSA)	3.25	6/15/08	236,353	236,420
Lakeland Central School District
of Shrub Oak, GO Notes
(Insured; FSA)	3.25	6/15/08	335,000	335,094
Lancaster Industrial Development
Agency, Civic Facility Revenue
(GreenField Manor, Inc.
Project) (LOC; M&T Bank)	1.75	6/7/08	400,000 [a]	400,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	1.67	6/7/08	2,300,000 [a]	2,300,000
Monroe County Industrial
Development Agency, IDR
(National Development Council
Multi-Issue Facilities)
(LOC; HSBC Bank USA)	4.10	6/16/08	550,000	550,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Comerica Bank)	1.65	6/7/08	11,545,000 [a]	11,545,000
New York City
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.15	6/1/08	2,000,000 [a]	2,000,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York City
(Insured; FSA and Liquidity
Facility; State Street Bank
and Trust Co.)	1.35	6/1/08	1,200,000 [a]	1,200,000
New York City
(Insured; FSA and Liquidity
Facility; State Street Bank
and Trust Co.)	1.35	6/1/08	3,335,000 [a]	3,335,000
New York City
(Insured; MBIA, Inc. and Liquidity
Facility; Dexia Credit Locale)	1.55	6/7/08	6,400,000 [a]	6,400,000
New York City
(Liquidity Facility; Allied
Irish Banks)	1.30	6/1/08	12,000,000 [a]	12,000,000
New York City
(Liquidity Facility;
Wachovia Bank)	1.15	6/1/08	15,700,000 [a]	15,700,000
New York City
(LOC; Bank of America)	1.35	6/1/08	7,300,000 [a]	7,300,000
New York City
(LOC; Fortis Bank)	1.22	6/1/08	4,000,000 [a]	4,000,000
New York City
(LOC; JPMorgan Chase Bank)	1.35	6/1/08	1,050,000 [a]	1,050,000
New York City,
GO Notes	4.00	8/1/08	250,000	250,080
New York City,
GO Notes	4.88	8/1/08	100,000	100,417
New York City,
GO Notes	5.00	8/1/08	300,000	301,284
New York City,
GO Notes	5.00	8/1/08	300,000	301,284
New York City,
GO Notes	5.25	8/1/08	165,000	165,737
New York City,
GO Notes	5.75	5/15/09	985,000	1,019,686
New York City Housing
Development Corporation,
Multi-Family Rental Housing
Revenue (2 Gold Street)
(Liquidity Facility;
FNMA and LOC; FNMA)	1.52	6/7/08	6,000,000 [a]	6,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York City Housing Development
Corporation, Residential Revenue
(Queens College Residences)
(LOC; RBS Citizen’s NA)	1.57	6/7/08	2,200,000 [a]	2,200,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project)
(LOC; Allied Irish Banks)	1.65	6/7/08	5,150,000 [a]	5,150,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project)
(LOC; M&T Bank)	1.67	6/7/08	4,700,000 [a]	4,700,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key Bank)	1.60	6/7/08	1,945,000 [a]	1,945,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; M&T Bank)	1.70	6/7/08	1,100,000 [a]	1,100,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Bayerische Landesbank)	1.55	6/1/08	3,000,000 [a]	3,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.30	6/1/08	500,000 [a]	500,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Bayerische Landesbank)	1.30	6/1/08	6,665,000 [a]	6,665,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Citigroup Global
Market Holdings)	1.24	6/1/08	2,700,000 [a]	2,700,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; JPMorgan Chase Bank)	1.55	6/1/08	2,750,000 [a]	2,750,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	1.30	6/1/08	3,100,000 [a]	3,100,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	1.55	6/1/08	2,165,000 [a]	2,165,000
New York City Trust for Cultural
Resources, Revenue, Refunding
(American Museum of Natural
History) (Insured; MBIA, Inc. and
Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.75	6/7/08	2,500,000 [a]	2,500,000
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	1.70	6/7/08	7,330,000 [a,c]	7,330,000
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding	5.00	4/1/09	500,000	512,285
New York State,
GO Notes (LOC; Dexia
Credit Locale)	1.75	10/8/08	4,000,000	4,000,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	1.60	6/7/08	9,000,000 [a]	9,000,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital Inc.) (LOC; JPMorgan
Chase Bank)	1.62	6/7/08	5,100,000 [a]	5,100,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York State Dormitory
Authority, Revenue (University
of Rochester) (Insured; MBIA, Inc.
and Liquidity Facility;
Wachovia Bank)	1.75	6/7/08	8,000,000 [a]	8,000,000
New York State Urban Development
Corporation, COP (James A.
Farley Post Office Project)
(Liquidity Facility; Citigroup
and LOC; Citigroup)	1.67	6/7/08	5,600,000 [a,c]	5,600,000
North Syracuse Central School
District, GO Notes, BAN	2.50	6/19/09	2,965,459 [b]	2,981,443
North Syracuse Central School
District, GO Notes, RAN	4.00	6/19/08	1,100,000	1,100,130
Olean,
GO Notes, RAN	4.00	8/14/08	1,700,000	1,700,660
Ontario County Industrial
Development Agency, Civic
Facility Revenue (Friends of the
Finger Lakes Performing Arts
Center, Inc. Civic Facility) (LOC;
Citizens Bank of Massachusetts)	1.65	6/7/08	3,335,000 [a]	3,335,000
Orangetown,
GO Notes, BAN	4.00	10/3/08	1,000,000	1,001,865
Oswego County Industrial
Development Agency, Civic
Facility Revenue (Springside
at Seneca Hill, Inc. Project)
(LOC; M&T Bank)	1.72	6/7/08	2,610,000 [a]	2,610,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Saint James
Retirement Community Project)
(LOC; M&T Bank)	1.67	6/7/08	2,180,000 [a]	2,180,000
Otsego County Industrial
Development Agency, Civic Facility
Revenue (Templeton Foundation
Project) (LOC; Key Bank)	1.74	6/7/08	3,200,000 [a]	3,200,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Patchogue-Medford Union Free
School District, GO Notes, TAN	4.50	6/27/08	5,300,000	5,303,041
Port Authority of New York and New
Jersey, Equipment Notes	1.68	6/7/08	2,800,000 [a]	2,800,000
Poughkeepsie,
Public Improvement GO Notes
(Insured; MBIA, Inc.)	4.00	6/15/08	162,930	162,942
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; Commerce Bank N.A.)	1.67	6/7/08	4,300,000 [a]	4,300,000
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (The Sage
Colleges Project) (LOC; M&T Bank)	1.77	6/7/08	2,170,000 [a]	2,170,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College of Blauvelt Project)
(LOC; Commerce Bank N.A.)	1.60	6/7/08	8,400,000 [a]	8,400,000
Salamanca City Central School
District, GO Notes, BAN	4.00	9/26/08	1,200,000	1,203,288
Seneca County Industrial
Development Agency, Civic
Facility Revenue (Kidspace
National Centers of New York
Project) (LOC; Key Bank)	1.74	6/7/08	1,495,000 [a]	1,495,000
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Hampton Day
School Civic Facility) (LOC;
JPMorgan Chase Bank)	1.66	6/7/08	2,725,000 [a]	2,725,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	1.77	6/7/08	2,200,000 [a]	2,200,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency
Contract Secured)	5.00	6/1/08	150,000	150,000
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency
Contract Secured)	5.00	6/1/08	2,095,000	2,095,000
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Putters Program)
(LOC; JPMorgan Chase Bank)	1.87	6/7/08	4,995,000 [a,c]	4,995,000
Watervliet City School District,
GO Notes, BAN	4.00	6/30/08	1,900,000	1,900,292
Westchester County Industrial
Development Agency,
Civic Facility Revenue
(Mercy College Project)
(LOC; Key Bank)	1.60	6/7/08	1,700,000 [a]	1,700,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Northern
Westchester Hospital
Association Civic Facility)
(LOC; Commerce Bank N.A.)	1.60	6/7/08	2,055,000 [a]	2,055,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Westchester
Arts Council, Inc. Project)
(LOC; Wachovia Bank)	1.66	6/7/08	3,015,000 [a]	3,015,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Rye Country Day School
Project) (LOC; Allied Irish Banks)	1.67	6/7/08	4,800,000 [a]	4,800,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

White Plains,
Public Improvement GO Notes
(Insured; FSA)	3.38	1/15/09	245,000	245,933
Yorktown Central School District,
GO Notes, BAN	3.00	10/2/08	1,900,000	1,904,721

Total Investments (cost $278,389,560)			102.2%	278,389,560
Liabilities, Less Cash and Receivables			(2.2%)	(6,062,970)
Net Assets			100.0%	272,326,590

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Purchased on a delayed delivery basis.
[c] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $31,725,000 or 11.6% of net assets.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%) †

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	73.2
AAA,AA,A [d]		Aaa,Aa,A [d]		AAA,AA,A [d]	7.4
Not Rated [e]		Not Rated [e]		Not Rated [e]	19.4
					100.0

†	Based on total investments.
[d]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2008

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	278,389,560	278,389,560
Interest receivable		1,548,177
Prepaid expenses		12,408
		279,950,145

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		122,300
Cash overdraft due to Custodian		1,383,289
Payable for investment securities purchased		6,045,779
Payable for shares of Beneficial Interest redeemed		7,593
Accrued expenses		64,594
		7,623,555

Net Assets ($)		272,326,590

Composition of Net Assets ($):
Paid-in capital		272,311,325
Accumulated net realized gain (loss) on investments		15,265

Net Assets ($)		272,326,590

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		272,344,436
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS
Year Ended May 31, 2008

Investment Income ($):
Interest Income	7,821,189
Expenses:
Management fee—Note 2(a)	1,215,021
Shareholder servicing costs—Note 2(b)	212,100
Professional fees	66,392
Custodian fees—Note 2(b)	21,607
Trustees’ fees and expenses—Note 2(c)	20,788
Registration fees	14,746
Prospectus and shareholders’ reports	11,628
Miscellaneous	25,902
Total Expenses	1,588,184
Less—reduction in fees due to
earnings credits—Note 1(b)	(18,579)
Net Expenses	1,569,605
Investment Income—Net	6,251,584

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	15,265
Net Increase in Net Assets Resulting from Operations	6,266,849

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2008	2007

Operations ($):
Investment income—net	6,251,584	7,240,479
Net realized gain (loss) on investments	15,265	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,266,849	7,240,479

Dividends to Shareholders from ($):
Investment income—net	(6,251,584)	(7,249,966)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	343,440,512	173,782,523
Dividends reinvested	5,998,442	7,004,015
Cost of shares redeemed	(308,322,502)	(236,360,474)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	41,116,452	(55,573,936)
Total Increase (Decrease) in Net Assets	41,131,717	(55,583,423)

Net Assets ($):
Beginning of Period	231,194,873	286,778,296
End of Period	272,326,590	231,194,873

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,

	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.026	.030	.022	.010	.004
Distributions:
Dividends from investment income—net	(.026)	(.030)	(.022)	(.010)	(.004)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.62	3.03	2.26	1.05	.39

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.65	.68	.66	.67	.66
Ratio of net expenses
to average net assets	.65[a]	.68	.65	.66	.66
Ratio of net investment income
to average net assets	2.57	2.99	2.24	1.03	.39

Net Assets, end of period ($ x 1,000)	272,327	231,195	286,778	260,778	276,244

[a] Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New York AMT-Free Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

At a meeting of the fund’s Board of Trustees held on July 17, 2007, the Board of Trustees approved a proposal, which became effective on January

1, 2008, to change the name of the fund from “Dreyfus New York Tax Exempt Money Market Fund” to “Dreyfus New York AMT-Free Tax Exempt Money Market Fund.” By interim Board action, the Board approved re-naming the fund “Dreyfus New York AMT-Free Municipal Money Market Fund”, which change occurred on January 1, 2008.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recog-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

nized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The adoption of FIN 48 had no impact on the operations of the fund for the period ended May 31, 2008.

As of and during the period ended May 31, 2008, the fund did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended May 31, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2008, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2008 and May 31, 2007, were all tax exempt income.

At May 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, inter-

est on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct, from the payments to be made to the Manager or the Manager will bear, such excess expense. During the period ended May 31, 2008, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2008, the fund was charged $138,410 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2008, the fund was charged $50,135 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2008, the fund was charged $4,926 pursuant to the cash management agreement.

Effective July 1 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under the fund’s pre-existing custody agreement with The Bank of New York, the fund was charged $21,498 for providing custodial services for the fund for the eleven months ended May 31, 2008. Prior to becoming an affiliate,The Bank of New York was paid $109 for custody services to the fund for the one month ended June 30, 2007.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended May 31, 2008, the fund was charged $5,607 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $110,809, chief compliance officer fees $2,350 and transfer agency per account fees $9,141.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus New York AMT-Free Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus New York AMT-Free Municipal Money Market Fund (formerly Dreyfus New York Tax Exempt Money Market Fund), including the statement of investments, as of May 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New York AMT-Free Municipal Money Market Fund at May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years,in conformity with U.S. generally accepted accounting principles.

New York, New York
July 18, 2008

The Fund 29

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended May 31, 2008 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are New York residents, New York State and New York City personal income taxes). As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2008 calendar year on Form 1099-INT, which will be mailed by January 31, 2009.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (64)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 160

David W. Burke (72)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee.
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
No. of Portfolios for which Board Member Serves: 85

William Hodding Carter III (73)
Board Member (2006)
Principal Occupation During Past 5 Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill
(January 1, 2006-present)
• President and Chief Executive Officer of the John S. and James L. Knight Foundation
(February 1, 1998-February 1, 2006)
Other Board Memberships and Affiliations:
• The Century Foundation, a tax-exempt research foundation, Emeritus Director
• The Enterprise Corporation of the Delta, a non-profit economic development organization, Director
No. of Portfolios for which Board Member Serves: 27

Gordon J. Davis (66)
Board Member (1995)
Principal Occupation During Past 5 Years:
• Partner in the law firm of Dewey & LeBoeuf LLP
• President, Lincoln Center for the Performing Arts, Inc. (2001)
Other Board Memberships and Affiliations:
• Consolidated Edison, Inc., a utility company, Director
• Phoenix Companies, Inc., a life insurance company, Director
• Board Member/Trustee for several not-for-profit groups
No. of Portfolios for which Board Member Serves: 36

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Joni Evans (66)
Board Member (1987)
Principal Occupation During Past 5 Years:
• Chief Executive Officer, www.wowowow.com, an online community dedicated to women’s conversation and publications
• Principal, Joni Evans Ltd.
• Senior Vice President of the William Morris Agency (2005)

No. of Portfolios for which Board Member Serves: 27

Ehud Houminer (67)
Board Member (2006)
Principal Occupation During Past 5 Years:
• Executive-in-Residence at the Columbia Business School, Columbia University

Other Board Memberships and Affiliations:
• Avnet Inc., an electronics distributor, Director
• International Advisory Board to the MBA Program School of Management, Ben Gurion
University, Chairman

No. of Portfolios for which Board Member Serves: 66

Richard C. Leone (68)
Board Member (2006)
Principal Occupation During Past 5 Years:
• President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues

Other Board Memberships and Affiliations:
• The American Prospect, Director
• Center for American Progress, Director

No. of Portfolios for which Board Member Serves: 27

Hans C. Mautner (70)
Board Member (2006)
Principal Occupation During Past 5 Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
• Director and Vice Chairman of Simon Property Group (1998-2003)
• Chairman and Chief Executive Officer of Simon Global Limited (1999-present)

Other Board Memberships and Affiliations:
• Capital and Regional PLC, a British co-investing real estate asset manager, Director
• Member, Advisory Board, Lehman Brothers European Real Estate Private Equity Fund

No. of Portfolios for which Board Member Serves: 27

Robin A. Melvin (44)
Board Member (2006)
Principal Occupation During Past 5 Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
• Senior Vice President, Mentor, a national non-profit youth mentoring organization (2005)
No. of Portfolios for which Board Member Serves: 27

Burton N. Wallack (57)
Board Member (1991)
Principal Occupation During Past 5 Years:
• President and co-owner of Wallack Management Company, a real estate management company
No. of Portfolios for which Board Member Serves: 27

John E. Zuccotti (70)
Board Member (2006)
Principal Occupation During Past 5 Years:
• Chairman of Brookfield Financial Properties, Inc.
• Senior Counsel of Weil, Gotshal & Manges, LLP
• Emeritus Chairman of the Real Estate Board of New York
Other Board Memberships and Affiliations:
• Emigrant Savings Bank, Director
• Wellpoint, Inc., Director
• Columbia University,Trustee
• Doris Duke Charitable Foundation,Trustee
No. of Portfolios for which Board Member Serves: 27

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arnold S. Hiatt, Emeritus Board Member

The Fund 33

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 76 investment companies (comprised of 160 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 160 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Associate General Counsel and Secretary of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. She is 45 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since September 2007.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 177 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 51 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 173 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Distributor since October 1998.

The Fund 35

NOTES

For More Information

Dreyfus New York AMT-Free Municipal Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: DNYXX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

0273AR0508

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,484 in 2007 and $37,578 in 2008.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2007 and $0 in 2008.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,262 in 2007 and $2,514 in 2008. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $166 in 2007 and $88 in 2008. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2007 and $0 in 2008.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,302,603 in 2007 and $2,596,025 in 2008.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The

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Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2008

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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